Financial Statement Schedule I Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 707,895	$ 102,635	¥ 1,180,898	¥ 2,834,962
Prepaid expenses and other current assets	140,894	20,428	161,826
Total current assets	913,375	132,427	1,342,724
TOTAL ASSETS	980,524	142,162	1,580,421
Current liabilities
Accrued expenses and other current liabilities	153,023	22,186	392,293
Total current liabilities	214,127	31,045	683,056
Non-current liabilities
TOTAL LIABILITIES	221,661	32,137	783,385
SHAREHOLDERS' EQUITY
Treasury Stock	(21)	(3)
Additional paid-in capital	10,954,822	1,588,300	10,859,107
Accumulated other comprehensive income	62,689	9,089	18,691
Accumulated deficit	(10,258,965)	(1,487,410)	(10,081,093)
TOTAL SHAREHOLDERS' EQUITY	758,863	110,025	797,036	¥ 2,064,150	¥ (4,459,928)
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS' EQUITY	980,524	142,162	1,580,421
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	300	43	293
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	38	6	38
Parent Company
Current assets
Cash and cash equivalents	493,201	71,507	597,522
Amounts due from subsidiaries	788,947	114,387	733,763
Prepaid expenses and other current assets	3,750	544
Total current assets	1,285,898	186,438	1,331,285
TOTAL ASSETS	1,285,898	186,438	1,331,285
Current liabilities
Accrued expenses and other current liabilities	3,437	498	59
Amounts due to subsidiaries	29,781	4,318
Total current liabilities	33,218	4,816	59
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	493,817	71,597	534,190
Total non-current liabilities	493,817	71,597	534,190
TOTAL LIABILITIES	527,035	76,413	534,249
SHAREHOLDERS' EQUITY
Treasury Stock	(21)	(3)
Additional paid-in capital	10,954,822	1,588,300	10,859,107
Accumulated other comprehensive income	62,689	9,089	18,691
Accumulated deficit	(10,258,965)	(1,487,410)	(10,081,093)
TOTAL SHAREHOLDERS' EQUITY	758,863	110,025	797,036
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS' EQUITY	1,285,898	186,438	1,331,285
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	300	43	293
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 38	$ 6	¥ 38